Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom Income® Portfolio
September 30, 2022
VIPIFFINC-NPRT3-1122
1.822890.117
Domestic Equity Funds - 6.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	21,241	794,840
VIP Equity-Income Portfolio Investor Class (a)	34,219	748,704
VIP Growth & Income Portfolio Investor Class (a)	42,200	920,810
VIP Growth Portfolio Investor Class (a)	15,886	1,122,843
VIP Mid Cap Portfolio Investor Class (a)	7,451	230,092
VIP Value Portfolio Investor Class (a)	35,759	543,531
VIP Value Strategies Portfolio Investor Class (a)	20,385	267,854
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,246,776)		4,628,674

International Equity Funds - 13.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	524,166	4,612,659
VIP Overseas Portfolio Investor Class (a)	257,193	4,853,236
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,679,985)		9,465,895

Bond Funds - 60.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,292,253	12,444,393
Fidelity International Bond Index Fund (a)	211,662	1,871,095
Fidelity Long-Term Treasury Bond Index Fund (a)	256,787	2,657,741
VIP High Income Portfolio Investor Class (a)	271,736	1,209,225
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,821,352	26,238,572
TOTAL BOND FUNDS (Cost $47,871,129)		44,421,026

Short-Term Funds - 19.8%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 2.69% (a)(b) (Cost $14,410,633)	14,410,633	14,410,633

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $75,208,523)	72,926,228
NET OTHER ASSETS (LIABILITIES) - 0.0%	45
NET ASSETS - 100.0%	72,926,273

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	14,893,005	3,081,463	3,543,447	-	(163,815)	(1,822,813)	12,444,393
Fidelity International Bond Index Fund	1,533,905	1,092,833	525,058	8,487	(30,614)	(199,971)	1,871,095
Fidelity Long-Term Treasury Bond Index Fund	2,840,989	1,559,164	816,734	49,698	(91,208)	(834,470)	2,657,741
VIP Contrafund Portfolio Investor Class	1,224,565	455,592	514,429	11,510	(19,870)	(351,018)	794,840
VIP Emerging Markets Portfolio Investor Class	6,950,320	1,643,734	1,954,548	-	(225,042)	(1,801,805)	4,612,659
VIP Equity-Income Portfolio Investor Class	1,295,195	364,848	744,799	1,650	38,260	(204,800)	748,704
VIP Government Money Market Portfolio Investor Class 2.69%	20,946,846	1,704,232	8,240,445	91,031	-	-	14,410,633
VIP Growth & Income Portfolio Investor Class	1,474,368	482,487	843,616	2,844	96,405	(288,834)	920,810
VIP Growth Portfolio Investor Class	1,252,318	879,755	596,673	58,774	(35,136)	(377,421)	1,122,843
VIP High Income Portfolio Investor Class	2,042,784	105,780	691,861	786	(69,742)	(177,736)	1,209,225
VIP Investment Grade Bond II Portfolio - Investor Class	-	32,412,188	4,093,513	-	(110,773)	(1,969,330)	26,238,572
VIP Investment Grade Bond Portfolio Investor Class	39,134,218	3,186,523	37,336,203	1,811,764	(3,532,546)	(1,451,992)	-
VIP Mid Cap Portfolio Investor Class	359,298	101,565	149,284	8,353	(6,140)	(75,347)	230,092
VIP Overseas Portfolio Investor Class	7,064,767	2,239,493	1,793,323	54,845	(272,287)	(2,385,414)	4,853,236
VIP Value Portfolio Investor Class	949,105	229,924	514,047	12,363	52,955	(174,406)	543,531
VIP Value Strategies Portfolio Investor Class	465,198	97,877	224,774	3,980	28,600	(99,047)	267,854
	102,426,881	49,637,458	62,582,754	2,116,085	(4,340,953)	(12,214,404)	72,926,228

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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